Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	September 30,	December 31,
	2016	2015
LNG terminal costs
LNG terminal	$5,264,538	$42,220
LNG terminal construction-in-process	6,254,085	9,795,309
Accumulated depreciation	(32,493)	(789)
Total LNG terminal costs, net	11,486,130	9,836,740
Fixed assets
Furniture and fixtures	1,446	1,154
Computer software	4,144	3,782
Machinery and equipment	405	339
Vehicles	2,419	1,405
Other	720	390
Accumulated depreciation	(3,985)	(2,403)
Total fixed assets, net	5,149	4,667
Property, plant and equipment, net	$11,491,279	$9,841,407

During the nine months ended September 30, 2016, we realized offsets to LNG terminal costs of $201.0 million, respectively, that was related to the sale of commissioning cargoes because the amount were earned prior to the start of commercial operations, during the testing phase for the construction of Trains 1 and 2 of the Liquefaction Project.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2015	2014
LNG terminal costs
LNG terminal	$42,220	$12,821
LNG terminal construction-in-process	9,795,309	6,946,242
Accumulated depreciation	(789)	(260)
Total LNG terminal costs, net	9,836,740	6,958,803
Fixed assets
Furniture and fixtures	1,154	1,154
Computer software	3,782	1,903
Vehicles	1,405	854
Machinery and equipment	339	339
Other	390	389
Accumulated depreciation	(2,403)	(1,047)
Total fixed assets, net	4,667	3,592
Property, plant and equipment, net	$9,841,407	$6,962,395

LNG Terminal Costs

The Sabine Pass LNG terminal is depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of the Sabine Pass LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Marine berth, electrical, facility and roads	35
Water pipelines	30
Other	15-30